PROPERTY, PLANT AND EQUIPMENT - Schedule of Valuation Metrics (Details) - yr	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024
North America [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Terminal Year	2,046	2,048
Brazil
Disclosure of detailed information about property, plant and equipment [line items]
Terminal Year	2,053	2,052
Colombia
Disclosure of detailed information about property, plant and equipment [line items]
Terminal Year	2,043	2,044
Europe
Disclosure of detailed information about property, plant and equipment [line items]
Terminal Year	2,037	2,047
Infrastructure | Top of range | Midstream [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Proportion of ownership interest in joint venture	25.00%
Property, plant and equipment [member] | Renewable Power | Colombia | Discounted cash flow [member]
Disclosure of detailed information about property, plant and equipment [line items]
Terminal capitalization rate	8.00%	7.30%
Property, plant and equipment [member] | Renewable Power | Bottom of range | North America [Member] | Discounted cash flow [member]
Disclosure of detailed information about property, plant and equipment [line items]
Terminal capitalization rate	440.00%	430.00%
Property, plant and equipment [member] | Renewable Power | Top of range | North America [Member] | Discounted cash flow [member]
Disclosure of detailed information about property, plant and equipment [line items]
Terminal capitalization rate	500.00%	510.00%
Property, plant and equipment [member] | Infrastructure | Discounted cash flow [member] | Midstream [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	15.00%	15.00%
Property, plant and equipment [member] | Infrastructure | Discounted cash flow [member] | Transport
Disclosure of detailed information about property, plant and equipment [line items]
Terminal Year	10	10
Discount rate		10.00%
Property, plant and equipment [member] | Infrastructure | Bottom of range | Discounted cash flow [member] | Utilities [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Terminal Year	10	10
Discount rate	8.00%	8.00%
Property, plant and equipment [member] | Infrastructure | Bottom of range | Discounted cash flow [member] | Midstream [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Terminal Year	6	1
Property, plant and equipment [member] | Infrastructure | Bottom of range | Discounted cash flow [member] | Transport
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	9.00%
Property, plant and equipment [member] | Infrastructure | Top of range | Discounted cash flow [member] | Utilities [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Terminal Year	20	20
Discount rate	11.00%	15.00%
Property, plant and equipment [member] | Infrastructure | Top of range | Discounted cash flow [member] | Midstream [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Terminal Year		2
Property, plant and equipment [member] | Contracted [Member] | Renewable Power | Brazil | Discounted cash flow [member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	8.40%	9.60%
Property, plant and equipment [member] | Contracted [Member] | Renewable Power | Colombia | Discounted cash flow [member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	8.70%	8.50%
Property, plant and equipment [member] | Contracted [Member] | Renewable Power | Europe | Discounted cash flow [member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	4.80%
Property, plant and equipment [member] | Contracted [Member] | Renewable Power | Bottom of range | North America [Member] | Discounted cash flow [member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	510.00%	510.00%
Property, plant and equipment [member] | Contracted [Member] | Renewable Power | Bottom of range | Europe | Discounted cash flow [member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate		490.00%
Property, plant and equipment [member] | Contracted [Member] | Renewable Power | Top of range | North America [Member] | Discounted cash flow [member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	570.00%	580.00%
Property, plant and equipment [member] | Contracted [Member] | Renewable Power | Top of range | Europe | Discounted cash flow [member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate		660.00%
Property, plant and equipment [member] | Uncontracted [Member] | Renewable Power | North America [Member] | Discounted cash flow [member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	700.00%
Property, plant and equipment [member] | Uncontracted [Member] | Renewable Power | Brazil | Discounted cash flow [member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	9.70%	10.90%
Property, plant and equipment [member] | Uncontracted [Member] | Renewable Power | Colombia | Discounted cash flow [member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	10.00%	9.80%
Property, plant and equipment [member] | Uncontracted [Member] | Renewable Power | Europe | Discounted cash flow [member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	4.80%
Property, plant and equipment [member] | Uncontracted [Member] | Renewable Power | Bottom of range | North America [Member] | Discounted cash flow [member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	630.00%	630.00%
Property, plant and equipment [member] | Uncontracted [Member] | Renewable Power | Bottom of range | Europe | Discounted cash flow [member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate		490.00%
Property, plant and equipment [member] | Uncontracted [Member] | Renewable Power | Top of range | North America [Member] | Discounted cash flow [member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate		720.00%
Property, plant and equipment [member] | Uncontracted [Member] | Renewable Power | Top of range | Europe | Discounted cash flow [member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate		660.00%